Organization and Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	9 Months Ended
	Aug. 12, 2021	Apr. 19, 2021	Sep. 30, 2022	Dec. 31, 2021
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate offering costs	$ 973,988
Fair value of representative’s unit purchase price	359,900
Amount of company accretion				$ 1,733,440
Unrecognized accretion				5,015,911
Federal depository insurance coverage limit				$ 250,000
Redeemable public shares percentage			3.00%	66.00%
Non-redeemable shares percentage				34.00%
Common stock warrants (in Shares)		187,500
Description of policy election			The Company has made a policy election in accordance with ASC 480-10-S99-3A and will recognize changes in redemption value in additional paid-in capital (or accumulated deficit in the absence of additional paid-in capital) over an 18-month period leading up to an Initial Business Combination. As of September 30, 2022, the Company recorded accretion of $5,431,788 (including a beginning balance on January 1, 2022 of $1,733,440 and $1,403,473 and $3,698,348 during the three and nine months ended September 30, 2022, respectively), with unrecognized accretion remaining of $1,317,563 as of September 30, 2022.
Amount of company accretion				$ 1,733,440
Unrecognized accretion				5,015,911
Deferred tax assets			$ 943,000	$ 316,000
IPO [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Sale of net proceeds	$ 57,339,200
Public shares percent	100.00%